Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Use of Estimates

Use of Estimates

The Company's condensed consolidated financial statements are prepared in conformity with US GAAP, which require management to make estimates and assumptions regarding fair value measurements including trading assets and liabilities, goodwill and intangibles, compensation accruals, capitalized software, and other matters that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Accordingly, actual results could differ materially from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers cash equivalents as highly liquid investments with original maturities of less than three months when acquired. The Company maintains cash in bank deposit accounts that, at times, may exceed federally insured limits.

Securities Borrowed and Securities Loaned

Securities Borrowed and Securities Loaned

The Company conducts securities borrowing and lending activities with external counterparties. In connection with these transactions, the Company receives or posts collateral. These transactions are collateralized by cash or securities. In accordance with substantially all of its stock borrow agreements, the Company is permitted to sell or repledge the securities received. Securities borrowed or loaned are recorded based on the amount of cash collateral advanced or received. The initial collateral advanced or received generally approximates or is greater than 102% of the fair value of the underlying securities borrowed or loaned. The Company monitors the fair value of securities borrowed and loaned, and delivers or obtains additional collateral as appropriate. Receivables and payables with the same counterparty are not offset in the condensed consolidated statements of financial condition. For these transactions, the interest received or paid by the Company is recorded gross on an accrual basis under interest and dividends income or interest and dividends expense in the condensed consolidated statements of comprehensive income.

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase

In a repurchase agreement, securities sold under agreements to repurchase are treated as collateralized financing transactions and are recorded at contract value, plus accrued interest, which approximates fair value. It is the Company's policy that its custodian takes possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest. For reverse repurchase agreements, the Company typically requires delivery of collateral with a fair value approximately equal to the carrying value of the relevant assets in the condensed consolidated statements of financial condition. To ensure that the fair value of the underlying collateral remains sufficient, the collateral is valued daily with additional collateral obtained or excess collateral returned, as permitted under contractual provisions.

The Company does not net securities purchased under agreements to resell transactions with securities sold under agreements to repurchase transactions entered into with the same counterparty.

Receivables from/Payables to Broker-dealers and Clearing Organizations

Receivables from/Payables to Broker‑Dealers and Clearing Organizations

Amounts receivable from broker-dealers and clearing organizations may be restricted to the extent that they serve as deposits for securities sold, not yet purchased. At June 30, 2015 and December 31, 2014, receivables from and payables to broker-dealers and clearing organizations primarily represent amounts due for unsettled trades, open equity in futures transactions, securities failed to deliver or failed to receive, deposits with clearing organizations or exchanges and balances due from or due to prime brokers in relation to the Company’s trading. The Company also offsets the outstanding principal balances on all short term credit facilities against amounts receivable from and payable to broker-dealers and clearing organizations when the criteria for offsetting are met.

In the normal course of business, substantially all of the Company’s securities transactions, money balances, and security positions are transacted with several brokers. The Company is subject to credit risk to the extent any broker with whom it conducts business is unable to fulfill contractual obligations on its behalf. The Company’s management monitors the financial condition of such brokers and does not anticipate any losses from these counterparties.

Financial Instruments Owned Including Those Pledged as Collateral and Financial Instruments Sold, Not Yet Purchased

Financial Instruments Owned Including Those Pledged as Collateral and Financial Instruments Sold, Not Yet Purchased

The Company carries financial instruments owned, including those pledged as collateral, and financial instruments sold, not yet purchased at fair value. Gains and losses arising from financial instrument transactions are recorded net on a trade-date basis in trading income on the condensed consolidated statements of comprehensive income.

Fair Value Measurements

Fair Value Measurements

At June 30, 2015 and December 31, 2014, substantially all of Company’s financial assets and liabilities, except for long-term borrowings and certain exchange memberships, were carried at fair value based on published market prices and are marked to market daily or were short-term in nature and were carried at amounts that approximate fair value.

The Company’s assets and liabilities have been categorized based upon a fair value hierarchy in accordance with ASC 820‑10, Fair Value Measurements and Disclosures. ASC 820‑10 defines fair value as the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date. Fair value measurements are not adjusted for transaction costs. The recognition of “block discounts” for large holdings of unrestricted financial instruments where quoted prices are readily and regularly available in an active market is prohibited. ASC 820‑10 requires a three level hierarchy which prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy level assigned to each financial instrument is based on the assessment of the transparency and reliability of the inputs used in the valuation of such financial instruments at the measurement date based on the lowest level of input that is significant to the fair value measurement. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements).

Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories based on inputs:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active and financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

Transfers in or out are recognized based on the beginning fair value of the period in which they occurred. There were no transfers of financial instruments between levels during the six months ended June 30, 2015 and 2014.

Derivative Instruments

Derivative Instruments

Derivative instruments used for trading purposes, including economic hedges of trading instruments, are carried at fair value. Fair values for exchange-traded derivatives, principally futures, are based on quoted market prices. Fair values for over-the-counter derivative instruments, principally forward contracts, are based on the values of the underlying financial instruments within the contract. The underlying derivative instruments are currencies which are actively traded.

Derivative instruments used for economic hedging purposes include futures, forward contracts, and options. Unrealized gains or losses on these derivative instruments are recognized currently in the condensed consolidated statements of comprehensive income as trading income, net. The Company does not apply hedge accounting as defined in ASC 815, Derivatives and Hedging; accordingly all derivative instruments are recorded at fair value with changes in fair values reflected in earnings.

Property and Equipment

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation, except for the assets acquired in connection with the acquisition of MTH which were recorded at fair value on the date of acquisition. Depreciation is provided using the straight‑line method over estimated useful lives of the underlying asset. Routine maintenance, repairs and replacement costs are expensed as incurred and improvements that appreciably extend the useful life of the assets are capitalized. When property and equipment are sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in income. Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable.

The useful lives of furniture and fixtures are as follows:

Furniture, fixtures and equipment	3	to	7	years
Leasehold improvements			7	years or length of lease term, whichever is shorter

Capitalized Software

Capitalized Software

The Company accounts for the costs of computer software developed or obtained for internal use in accordance with ASC 350-40, Internal‑Use Software. The Company capitalizes costs of materials, consultants, and payroll and payroll related costs for employees incurred in developing internal-use software. Costs incurred during the preliminary project and post-implementation stages are charged to expense.

Management’s judgment is required in determining the point at which various projects enter the stages at which costs may be capitalized, in assessing the ongoing value of the capitalized costs, and in determining the estimated useful lives over which the costs are amortized.

The Company’s capitalized software development costs were approximately $5.5 million and $5.0 million for the six months ended June 30, 2015 and 2014, respectively. The related amortization expense was approximately $5.2 million and $5.0 million for the six months ended June 30, 2015 and 2014, respectively. Additionally, in connection with the compensation charge related to Class B and East MIP interests recognized upon the IPO (Note 13), the Company capitalized and amortized $9.5 million and $8.0 million of the costs, respectively, which were included within charges related to share-based compensation at IPO, net, in the condensed consolidated statements of comprehensive income. Capitalized software development costs and related accumulated amortization are included in property, equipment and capitalized software on the accompanying condensed consolidated statements of financial condition and are amortized over a period of 1.4 to 2.5 years, which represents the estimated useful lives of the underlying software.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the underlying net tangible and intangible assets of our acquisitions. Goodwill is not amortized but is tested for impairment on an annual basis and between annual tests whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Goodwill is tested at the reporting unit level, which is defined as an operating segment or one level below the operating segment. We operate in one operating segment, which is our only reporting unit.

The goodwill impairment test is a two-step process. The first step is used to identify potential impairment and compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test must be performed. The second step is used to measure the amount of impairment loss, if any, and compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill. If the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss must be recognized in an amount equal to that excess.

The primary valuation methods we use to estimate the fair value of our reporting unit are the income and market approaches. In applying the income approach, projected available cash flows and the terminal value are discounted to present value to derive an indication of fair value of the business enterprise. The market approach compares the reporting unit to selected reasonably similar publicly-traded companies.

The Company tests goodwill for impairment on an annual basis on July 1 and on an interim basis when certain events or circumstances exist. There were no triggering events that would have caused the Company to assess goodwill for impairment during the six months ended June 30, 2015 and 2014, respectively.

Intangible Assets

Intangible Assets

The Company amortizes finite-lived intangible assets over their estimated useful lives. Finite-lived intangible assets are tested for impairment annually or when impairment indicators are present, and if impaired, written down to fair value.

Exchange Memberships and Stock

Exchange Memberships and Stock

Exchange memberships are recorded at cost or, if any other than temporary impairment in value has occurred, at a value that reflects management’s estimate of fair value, in accordance with ASC 940-340, Financial Services — Broker and Dealers. Exchange stock includes shares that entitles the Company to certain trading privileges. The shares are marked to market with the corresponding gain or loss recorded in the condensed consolidated statements of comprehensive income. The Company’s exchange memberships and stock are included in other assets on the condensed consolidated statements of financial condition.

Trading Income

Trading Income

Trading income is comprised of changes in the fair value of trading assets and liabilities (i.e., unrealized gains and losses) and realized gains and losses on trading assets and liabilities. Trading gains and losses on financial instruments owned and financial instruments sold, not yet purchased are recorded on the trade date and reported on a net basis in the condensed consolidated statements of comprehensive income.

Interest and Dividends Income/Interest and Dividends Expense

Interest and Dividends Income/Interest and Dividends Expense

Interest income and interest expense are accrued in accordance with contractual rates. Interest income consists of interest earned on collateralized financing arrangements and on cash held by brokers. Interest expense includes interest expense from collateralized transactions, margin and related lines of credit. Dividends on financial instruments owned including those pledged as collateral and financial instruments sold, not yet purchased are recorded on the ex-dividend date and interest is recognized on the accrual basis.

Technology Services

Technology Services

Technology services revenues consist of fees paid by third parties for licensing of our proprietary risk management and trading infrastructure technology and provision of associated management and hosting services. These fees include both upfront and annual recurring fees. Revenue from technology services is recognized once persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable and collectability is probable. Revenue is recognized ratably over the contractual service period.

Rebates

Rebates

Rebates consist of volume discounts, credits or payments received from exchanges or other market places related to the placement and/or removal of liquidity from the order flow in the marketplace. Rebates are recorded on an accrual basis and included net within brokerage, exchange and clearance fees in the accompanying condensed consolidated statements of comprehensive income.

Income Taxes

Income Taxes

Virtu Financial is a limited liability company and is treated as a pass-through entity for United States federal, state, and local income tax purposes. Accordingly, no provision for United States federal, state, and local income tax was required prior to the consummation of the Reorganization Transactions and the IPO.  Subsequent to consummation of the Reorganization Transactions and the IPO, the Company is subject to U.S. federal, state and local income taxes on its taxable income, which is proportional to the percentage of Virtu Financial owned by the Company. The Company’s subsidiaries are subject to income taxes in the respective jurisdictions in which they operate.

Certain of the Company’s wholly owned subsidiaries are subject to income taxes in foreign jurisdictions. The provision for income tax is comprised of current tax and deferred tax. Current tax represents the tax on current year tax returns, using tax rates enacted at the balance sheet date. A deferred tax asset is recognized only to the extent that it is probable that future taxable income will be available against which the asset can be utilized.

The Company recognizes the tax benefit from an uncertain tax position, in accordance with ASC 740, Income Taxes only if it is more likely than not that the tax position will be sustained on examination by the applicable taxing authority, including resolution of the appeals or litigation processes, based on the technical merits of the position. The tax benefits recognized in the condensed consolidated financial statements from such a position are measured based on the largest benefit for each such position that has a greater than fifty percent likelihood of being realized upon ultimate resolution. Many factors are considered when evaluating and estimating the tax positions and tax benefits. Such estimates involve interpretations of regulations, rulings, case law, etc. and are inherently complex. The Company’s estimates may require periodic adjustments and may not accurately anticipate actual outcomes as resolution of income tax treatments in individual jurisdictions typically would not be known for several years after completion of any fiscal year. The Company has determined that there are no uncertain tax positions that would have a material impact on the Company’s financial position as of June 30, 2015 and December 31, 2014 or the results of operations for the six months ended June 30, 2015 and 2014.

Comprehensive Income and Foreign Currency Translation

Comprehensive Income and Foreign Currency Translation

The Company’s operating results are reported in the condensed consolidated statements of comprehensive income pursuant to Accounting Standards Update 2011-05, Comprehensive Income.

Comprehensive income consists of two components: net income and other comprehensive income (“OCI”). OCI is comprised of revenues, expenses, gains and losses that are reported in the comprehensive income section of the consolidated statements of comprehensive income, but are excluded from reported net income. The Company’s OCI is comprised of foreign currency translation adjustments. Assets and liabilities of operations having non-U.S. dollar functional currencies are translated at period-end exchange rates, and income statement accounts are translated at weighted average exchange rates for the period. Gains and losses resulting from translating foreign currency financial statements, net of related tax effects, are reflected in other comprehensive income, a separate component of members’ equity.

Share-Based Compensation

Share-Based Compensation

The Company accounts for share-based compensation transactions with employees under the provisions of ASC 718, Compensation: Stock Compensation. ASC 718 requires a share-based payment transaction with employees to be measured based on the fair value of equity instruments issued. The fair value of awards issued for compensation prior to the Reorganization Transactions and the IPO was determined by management, with the assistance of an independent third party valuation firm, using a projected annual forfeiture rate, where applicable, on the date of grant. With respect to equity awards issued for compensation in connection with or subsequent to the Reorganization Transaction and the IPO pursuant to the 2015 Management Incentive Plan,  the fair value of the stock option grants are determined through the application of the Black-Scholes-Merton model.  Similarly, the fair value of the restricted stock units is determined based on the IPO per share price or the market price at the time of grant. The fair value of share based awards granted to employees is expensed based on the vesting conditions.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Revenue — In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers. ASU 2014-09 is a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. ASU 2014-09 also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. ASU 2014-09 is effective for annual reporting periods, and interim periods within that period, beginning after December 15, 2016 (fiscal year 2018 for the Company) and early adoption is not permitted. Companies may use either a full retrospective or a modified retrospective approach to adopt ASU 2014-09. The Company has not yet determined the potential effects of the adoption of ASU 2014-09 on its condensed consolidated financial statements.

Repurchase Agreements  —  In June, 2014, the FASB released ASU No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendment changes the accounting for repurchase financing transactions and for repurchase-to-maturity transactions to secured borrowing accounting.  The accounting changes are effective for the Company beginning in the first quarter of 2015.  The effect of the accounting changes on transactions outstanding as of the effective date are required to be presented as a cumulative effect adjustment to retained earnings as January 1, 2015.  The Company currently does not enter into these types of repurchase transactions.  The amendment also requires additional disclosures for repurchase agreements and securities lending transactions regarding the class of collateral pledged and the remaining contractual tenor of the agreements, as well as a discussion of the potential risks associated with the agreements and the related collateral pledged, and how those risks are managed.  Additional disclosures are required for repurchase agreements, securities lending transactions, sales with a total return swap, and other similar transfers of financial assets that are accounted for as a sale.

Compensation —  In June 2014, the Emerging Issues Task Force (the “EITF”) of the FASB issued ASU 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. The amendment requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. The ASU is effective for annual periods and interim periods within those annual periods beginning after December 15, 2015 (fiscal year 2016 for the Company). Earlier adoption is permitted. The Company is currently evaluating the impact of this ASU on its condensed consolidated financial statements.

Going Concern — In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The guidance will explicitly require management to assess an entity’s ability to continue as a going concern and to provide related footnote disclosures in certain circumstances. The new standard will be effective in the first annual period ending after December 15, 2016 (fiscal year 2017 for the Company). Earlier adoption is permitted. The Company will implement this new standard on the required effective date.

Hybrid Financial Instruments — In November 2014, the EITF of the FASB issued ASU 2014-16, Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share is More Akin to Debt or to Equity. The ASU requires that for hybrid financial instruments issued in the form of a share, an entity should determine the nature of the host contract by considering all stated and implied substantive terms and features of the hybrid financial instrument, weighing each term and feature on the basis of relevant facts and circumstances. An entity should use judgment based on an evaluation of all the relevant terms and features, and should consider the economic characteristics and risks of the entire hybrid financial instrument, including the embedded derivative feature that is being evaluated for separate accounting from the host contract. The ASU is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. For all other entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2015 (fiscal year 2016 for the Company) and interim periods within fiscal years beginning after December 15, 2016. Early adoption, including adoption in an interim period, is permitted. The Company is currently evaluating the impact of this ASU on its condensed consolidated financial statements.

Debt Issuance Costs — In April 2015, the FASB issued ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs.  The ASU requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts, rather than as a deferred charge asset. The ASU is effective for financial statements issued for fiscal years beginning after December 15, 2015 (fiscal year 2016 for the Company), and interim periods within those fiscal years.  Early adoption of the amendment is permitted and the Company has elected to early adopt this ASU effective as of June 30, 2015. The new guidance has been applied on a retrospective basis, wherein the accompanying condensed consolidated statements of financial condition have been adjusted to reflect the period-specific effects of applying the new guidance.  Refer to Note 8 for additional information regarding the impact of this guidance on the Company’s condensed consolidated financial statements.

Virtu Financial, LLC and subsidiaries
Use of Estimates

Use of Estimates

The Company’s consolidated financial statements are prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions regarding fair value measurements including trading assets and liabilities, goodwill and intangibles, compensation accruals, capitalized software, and other matters that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Accordingly, actual results could differ materially from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers cash equivalents as highly liquid investments with original maturities of less than three months when acquired. The Company maintains cash in bank deposit accounts that, at times, may exceed federally insured limits.

Securities Borrowed and Securities Loaned

Securities Borrowed and Securities Loaned

The Company conducts securities borrowing and lending activities with external counterparties. In connection with these transactions, the Company receives or posts collateral. These transactions are collateralized by cash or securities. In accordance with substantially all of its stock borrow agreements, the Company is permitted to sell or repledge the securities received. Securities borrowed or loaned are recorded based on the amount of cash collateral advanced or received. The initial collateral advanced or received generally approximates or is greater than 102% of the fair value of the underlying securities borrowed or loaned. The Company monitors the fair value of securities borrowed and loaned, and delivers or obtains additional collateral as appropriate. Receivables and payables with the same counterparty are not offset in the consolidated statements of financial condition. For these transactions, the interest received or paid by the Company is recorded gross on an accrual basis under interest and dividends income or interest and dividends expense in the consolidated statements of comprehensive income.

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase

In a repurchase agreement, securities sold under agreements to repurchase are treated as collateralized financing transactions and are recorded at contract value, plus accrued interest, which approximates fair value. It is the Company’s policy that its custodian takes possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest. For reverse repurchase agreements, the Company typically requires delivery of collateral with a fair value approximately equal to the carrying value of the relevant assets in the consolidated statements of financial condition. To ensure that the fair value of the underlying collateral remains sufficient, the collateral is valued daily with additional collateral obtained or excess collateral returned, as permitted under contractual provisions.

The Company does not net securities purchased under agreements to resell transactions with securities sold under agreements to repurchase transactions entered into with the same counterparty.

Receivables from/Payables to Broker-dealers and Clearing Organizations

Receivables from/Payables to Broker‑Dealers and Clearing Organizations

Amounts receivable from broker‑dealers and clearing organizations may be restricted to the extent that they serve as deposits for securities sold, not yet purchased. At December 31, 2014 and 2013, receivables from and payables to broker‑dealers and clearing organizations primarily represent amounts due for unsettled trades, open equity in futures transactions, securities failed to deliver or failed to receive, deposits with clearing organizations or exchanges and balances due from or due to prime brokers in relation to the Company’s trading. The Company also offsets the outstanding principal balances on all short term credit facilities against amounts receivable from and payable to broker‑dealers and clearing organizations when the criteria for offsetting are met.

In the normal course of business, substantially all of the Company’s securities transactions, money balances, and security positions are transacted with several brokers. The Company is subject to credit risk to the extent any broker with whom it conducts business is unable to fulfill contractual obligations on its behalf. The Company’s management monitors the financial condition of such brokers and does not anticipate any losses from these counterparties.

Financial Instruments Owned Including Those Pledged as Collateral and Financial Instruments Sold, Not Yet Purchased

Financial Instruments Owned Including Those Pledged as Collateral and Financial Instruments Sold, Not Yet Purchased

The Company carries financial instruments owned, including those pledged as collateral, and financial instruments sold, not yet purchased at fair value. Gains and losses arising from financial instrument transactions are recorded net on a trade‑date basis in trading income on the consolidated statements of comprehensive income.

Fair Value Measurements

Fair Value Measurements

At December 31, 2014 and 2013, substantially all of Company’s financial assets and liabilities, except for long‑term borrowings and certain exchange memberships, were carried at fair value based on published market prices and are marked to market daily or were short‑term in nature and were carried at amounts that approximate fair value.

The Company’s assets and liabilities have been categorized based upon a fair value hierarchy in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820‑10, Fair Value Measurements and Disclosures. ASC 820‑10 defines fair value as the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date. Fair value measurements are not adjusted for transaction costs. The recognition of “block discounts” for large holdings of unrestricted financial instruments where quoted prices are readily and regularly available in an active market is prohibited. ASC 820‑10 requires a three level hierarchy which prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy level assigned to each financial instrument is based on the assessment of the transparency and reliability of the inputs used in the valuation of such financial instruments at the measurement date based on the lowest level of input that is significant to the fair value measurement. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements).

Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories based on inputs:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active and financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

Transfers in or out are recognized based on the beginning fair value of the period in which they occurred. There were no transfers of financial instruments between levels during the years ended December 31, 2014 and 2013.

Derivative Instruments

Derivative Instruments

Derivative instruments used for trading purposes, including economic hedges of trading instruments, are carried at fair value. Fair values for exchange‑traded derivatives, principally futures, are based on quoted market prices. Fair values for over‑the‑counter derivative instruments, principally forward contracts, are based on the values of the underlying financial instruments within the contract. The underlying derivative instruments are currencies which are actively traded.

Derivative instruments used for economic hedging purposes include futures, forward contracts, and options. Unrealized gains or losses on these derivative instruments are recognized currently in the consolidated statements of comprehensive income as trading income, net. The Company does not apply hedge accounting as defined in FASB ASC 815, Derivatives and Hedging; accordingly all derivative instruments are recorded at fair value with changes in fair values reflected in earnings.

Property and Equipment

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation, except for the assets acquired in connection with the acquisition of MTH which were recorded at fair value on the date of acquisition. Depreciation is provided using the straight‑line method over estimated useful lives of the underlying asset. Routine maintenance, repairs and replacement costs are expensed as incurred and improvements that appreciably extend the useful life of the assets are capitalized. When property and equipment are sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in income. Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable.

The useful lives of furniture and fixtures are as follows:

Furniture, fixtures and equipment	3	to	7	years
Leasehold improvements			7	years or length of lease term, whichever is shorter

Capitalized Software

Capitalized Software

The Company accounts for the costs of computer software developed or obtained for internal use in accordance with ASC 350‑40, Internal‑Use Software. The Company capitalizes costs of materials, consultants and payroll and payroll related costs for employees incurred in developing internal‑use software. Costs incurred during the preliminary project and post‑implementation stages are charged to expense.

Management’s judgment is required in determining the point at which various projects enter the stages at which costs may be capitalized, in assessing the ongoing value of the capitalized costs, and in determining the estimated useful lives over which the costs are amortized.

The Company’s capitalized software development costs were approximately $9.8 million, $10.1 million and $11.2 million for the years ended December 31, 2014, 2013 and 2012, respectively, with related amortization expense of approximately $10.4 million, $11.0 million and $9.4 million for the years ended December 31, 2014, 2013 and 2012, respectively. Capitalized software development costs and related accumulated amortization are included in property, equipment and capitalized software on the accompanying consolidated statements of financial condition and are amortized over a period of 1.4 to 2.5 years, which represents the estimated useful lives of the underlying software.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the underlying net tangible and intangible assets of our acquisitions. Goodwill is not amortized but is tested for impairment on an annual basis and between annual tests whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Goodwill is tested at the reporting unit level, which is defined as an operating segment or one level below the operating segment. We operate in one operating segment, which is our only reporting unit.

The goodwill impairment test is a two‑step process. The first step is used to identify potential impairment and compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test must be performed. The second step is used to measure the amount of impairment loss, if any, and compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill. If the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss must be recognized in an amount equal to that excess.

The primary valuation methods we use to estimate the fair value of our reporting unit are the income and market approaches. In applying the income approach, projected available cash flows and the terminal value are discounted to present value to derive an indication of fair value of the business enterprise. The market approach compares the reporting unit to selected reasonably similar publicly‑traded companies.

The Company tests goodwill for impairment on an annual basis on July 1 and on an interim basis when certain events or circumstances exist. Based on the results of the annual impairment tests performed, no goodwill impairment was recognized during the years ended December 31, 2014, 2013 and 2012, respectively.

Intangible Assets

Intangible Assets

The Company amortizes finite‑lived intangible assets over their estimated useful lives. Finite‑lived intangible assets are tested for impairment annually or when impairment indicators are present, and if impaired, written down to fair value. As a result of the acquisition of certain assets from CCG, the Company previously recorded an identifiable intangible asset, the rights for CCG to act as a DMM on the NYSE and the NYSE MKT (formerly NYSE Amex) (the “DMM” rights). The Company determined that the DMM rights were fully impaired as of December 31, 2012 and has written down the $1.5 million of remaining value of these assets to zero on its consolidated statements of comprehensive income for the year ended December 31, 2012. The Company has no indefinite‑lived intangibles.

Exchange Memberships and Stock

Exchange Memberships and Stock

Exchange memberships are recorded at cost or, if any other than temporary impairment in value has occurred, at a value that reflects management’s estimate of fair value, in accordance with ASC 940‑340, Financial Services — Broker and Dealers. Exchange stock includes shares that the Company is required to hold in order to maintain certain trading privileges. The shares are marked to market with the corresponding gain or loss recorded in the consolidated statements of comprehensive income. During the years ended December 31, 2014, 2013 and 2012, respectively, the Company recorded an impairment charge of $0,  $0.6 million and $0.4 million on its membership seats which is recorded in operations and administrative expenses on the consolidated statements of comprehensive income. The Company’s exchange memberships and stock are included in other assets on the consolidated statements of financial condition.

Trading Income

Trading Income

Trading income consists of trading gains and losses that are recorded on a trade date basis and reported on a net basis. Trading income is comprised of changes in the fair value of trading assets and liabilities (i.e., unrealized gains and losses) and realized gains and losses on trading assets and liabilities.

Interest and Dividends Income/Interest and Dividends Expense

Interest and Dividends Income/Interest and Dividends Expense

Interest income and interest expense are accrued in accordance with contractual rates. Interest income consists of interest earned on collateralized financing arrangements and on cash held by brokers. Interest expense includes interest expense from collateralized transactions, margin and related lines of credit. Dividends on financial instruments owned including those pledged as collateral and financial instruments sold, not yet purchased are recorded on the ex‑dividend date and interest is recognized on the accrual basis.

Technology Services

Technology Services

Technology services revenues consist of fees paid by third parties for licensing of our proprietary risk management and trading infrastructure technology and provision of associated management and hosting services. These fees include both upfront and annual recurring fees. Revenue from technology services is recognized once persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable and collectability is probable. Revenue is recognized ratably over the contractual service period.

Rebates

Rebates

Rebates consist of volume discounts, credits or payments received from exchanges or other market places related to the placement and/or removal of liquidity from the order flow in the marketplace. Rebates are recorded on an accrual basis and included net within brokerage, exchange and clearance fees in the accompanying consolidated statements of comprehensive income.

Initial Public Offering Fees and Expenses

Initial Public Offering Fees and Expenses

Initial public offering fees and expenses reflect costs directly attributable to the Company’s initial public offering process, which was postponed in April 2014. The Company accounted for such costs in accordance with ASC 340‑10, Other Assets and Deferred Costs. ASC 340 states that costs directly attributable to a successfully completed offering of equity securities may be deferred and charged against the gross proceeds of the offering as a reduction of additional paid‑in capital, but for an offering postponed for a period greater than 90 days, the offering costs must be charged as an expense in the period the offering process was postponed.

Transaction Advisory Fees and Expenses

Transaction Advisory Fees and Expenses

Transaction advisory fees and expenses reflect professional fees incurred by the Company in connection with the Temasek Transaction, which was consummated on December 31, 2014, as described in Note 13.

Income Taxes

Income Taxes

The Company is a limited liability company and is treated as a pass‑through entity for United States federal, state, and local income tax purposes. Accordingly, no provision for income taxes is required.

Certain of the Company’s wholly owned subsidiaries are subject to income taxes in foreign jurisdictions. The provision for income tax is comprised of current tax and deferred tax. Current tax represents the tax on current year tax returns, using tax rates enacted at the balance sheet date. A deferred tax asset is recognized only to the extent that it is probable that future taxable income will be available against which the asset can be utilized.

The Company recognizes the tax benefit from an uncertain tax position, in accordance with ASC 740, Income Taxes only if it is more likely than not that the tax position will be sustained on examination by the applicable taxing authority, including resolution of the appeals or litigation processes, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit for each such position that has a greater than fifty percent likelihood of being realized upon ultimate resolution. Many factors are considered when evaluating and estimating the tax positions and tax benefits. Such estimates involve interpretations of regulations, rulings, case law, etc. and are inherently complex. The Company’s estimates may require periodic adjustments and may not accurately anticipate actual outcomes as resolution of income tax treatments in individual jurisdictions typically would not be known for several years after completion of any fiscal year. The Company has determined that there are no uncertain tax positions that would have a material impact on the Company’s financial position as of December 31, 2014 and 2013 or the results of operations for the years ended December 31, 2014, 2013 and 2012.

Comprehensive Income and Foreign Currency Translation

Comprehensive Income and Foreign Currency Translation

The Company’s operating results are reported in the consolidated statements of comprehensive income pursuant to Accounting Standards Update (“ASU”) 2011‑05, Comprehensive Income.

Comprehensive income consists of two components: net income and other comprehensive income (“OCI”). OCI is comprised of revenues, expenses, gains and losses that are reported in the comprehensive income section of the consolidated statements of comprehensive income, but are excluded from reported net income. The Company’s OCI is comprised of foreign currency translation adjustments. Assets and liabilities of operations having non‑U.S. dollar functional currencies are translated at year‑end exchange rates, and income statement accounts are translated at weighted average exchange rates for the year. Gains and losses resulting from translating foreign currency financial statements, net of related tax effects, are reflected in other comprehensive income, a separate component of members’ equity.

Share-Based Compensation

Share‑Based Compensation

The Company accounts for share‑based compensation transactions with employees under the provisions of ASC 718, Compensation: Stock Compensation. ASC 718 requires a share‑based payment transaction with employees to be measured based on the fair value of equity instruments issued. The fair value of awards issued for compensation is determined by management, with the assistance of an independent third party valuation firm, using a projected annual forfeiture rate, where applicable, on the date of grant. The fair value of share based awards granted to employees is expensed based on the vesting conditions.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Balance Sheet (Topic 210) — In December 2011, the FASB issued ASU 2011‑11, Disclosures about Offsetting Assets and Liabilities. The amended standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. In January 2013, the FASB issued ASU 2013‑01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarified that the scope of ASU 2011‑11 is limited to include derivatives accounted for in accordance with Topic 815, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. The Company has adopted the provisions of ASU 2011‑11 and the adoption did not have a material impact on the consolidated financial statements of the Company other than additional disclosures.

Comprehensive Income — In February 2013, the FASB issued ASU 2013‑02, Comprehensive Income. The amendment created new disclosure requirements requiring entities to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. The Company has retrospectively adopted the provision of ASU 2013‑02 on January 1, 2013 and the adoption did not have a material impact on the consolidated financial statements of the Company other than additional disclosures.

Income Taxes — In July 2013, the FASB issued an ASU to clarify the financial statement presentation of an unrecognized tax benefit when a NOL carryforward, a similar tax loss, or a tax credit carryforward exists. This ASU requires entities to present an unrecognized tax benefit as a reduction of a deferred tax asset for a NOL carryforward whenever the NOL or tax credit carryforward would be available to reduce the additional taxable income or tax due if the tax position is disallowed. The ASU was effective for reporting periods beginning after December 15, 2013. The adoption of this ASU did not have an impact on the Company’s Consolidated Financial Statements.

Revenue — In May 2014, the FASB issued ASU No. 2014‑09, Revenue from Contracts with Customers. ASU 2014‑09 is a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. ASU 2014‑09 also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. ASU 2014‑09 is effective for annual reporting periods, and interim periods within that period, beginning after December 15, 2016, and for nonpublic entities for annual reporting periods beginning after December 15, 2017 (fiscal year 2018 for the Company) and early adoption is not permitted. Companies may use either a full retrospective or a modified retrospective approach to adopt ASU 2014‑09. The Company is currently evaluating the potential effects of the adoption of ASU 2014‑09 on its Consolidated Financial Statements.

Repurchase Agreements — In June, 2014, the FASB released ASU No. 2014‑11, Repurchase‑to‑Maturity Transactions, Repurchase Financings, and Disclosures. The amendment changes the accounting for repurchase financing transactions and for repurchase‑to‑maturity transactions to secured borrowing accounting. The accounting changes are effective for the Company beginning in the first quarter of 2015. The effect of the accounting changes on transactions outstanding as of the effective date are required to be presented as a cumulative effect adjustment to retained earnings as of January 1, 2015. The Company is currently evaluating the impact of the new amendment but believes the effect on the consolidated statements of financial condition and comprehensive income will be immaterial, as the Company currently does not enter into these types of repurchase transactions. The amendment also requires additional disclosures for repurchase agreements and securities lending transactions regarding the class of collateral pledged and the remaining contractual tenor of the agreements, as well as a discussion of the potential risks associated with the agreements and the related collateral pledged, and how those risks are managed. Additional disclosures are required for repurchase agreements, securities lending transactions, sales with a total return swap and other similar transfers of financial assets that are accounted for as a sale. The new disclosures are required to be presented beginning in the second quarter of 2015.

Compensation — In June 2014, the Emerging Issues Task Force (the “EITF”) of the FASB issued ASU 2014‑12, Accounting for Share‑Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. The amendment requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. The ASU is effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.

Going Concern — In August 2014, the FASB issued ASU 2014‑15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The guidance will explicitly require management to assess an entity’s ability to continue as a going concern and to provide related footnote disclosures in certain circumstances. The new standard will be effective in the first annual period ending after December 15, 2016. Earlier adoption is permitted. The Company will implement this new standard on the required effective date.

Hybrid Financial Instruments — In November 2014, the EITF of the FASB issued ASU 2014‑16, Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share is More Akin to Debt or to Equity. The ASU requires that for hybrid financial instruments issued in the form of a share, an entity should determine the nature of the host contract by considering all stated and implied substantive terms and features of the hybrid financial instrument, weighing each term and feature on the basis of relevant facts and circumstances. An entity should use judgment based on an evaluation of all the relevant terms and features, and should consider the economic characteristics and risks of the entire hybrid financial instrument, including the embedded derivative feature that is being evaluated for separate accounting from the host contract. The ASU is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. For all other entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2015 (fiscal year 2016 for the Company) and interim periods within fiscal years beginning after December 15, 2016. Early adoption, including adoption in an interim period, is permitted. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.